N-2 - USD ($)		1 Months Ended	3 Months Ended
	Aug. 07, 2026	Aug. 05, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key	0000017313
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Capital Southwest Corporation
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses:
Sales load (as a percentage of offering price)	1.50%	(1)
Offering expenses (as a percentage of offering price)	0.25%	(2)
Dividend reinvestment plan expenses	—%	(3)
Total shareholder transaction expenses (as a percentage of offering price)	1.75%

Annual Expenses (as a percentage of net assets attributable to common stock for the fiscal quarter ended June 30, 2026):
Operating expenses	2.86%	(4)
Interest payments on borrowed funds	8.03%	(5)
Income tax benefit	(0.27)%	(6)
Acquired fund fees and expenses	0.13%	(7)
Total annual expenses	10.75%

(1)Represents the Sales Agents’ commission with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any additional sales of our common stock pursuant to the Prospectus.
(2)The percentage reflects estimated offering expenses for this offering of approximately $4,100,000, of which we have incurred $2,290,000 as of August 5, 2026, and assumes that we sell all $2.0 billion of shares of common stock available under the equity distribution agreements with the Sales Agents.
(3)The expenses of administering our dividend reinvestment plan (“DRIP”) are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.
(4)Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on actual operating expenses for the quarter ended June 30, 2026. We do not have an investment adviser and are internally managed by our executive officers under the supervision of our board of directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants.
(5)Interest payments on borrowed funds represents (a) our estimated annual interest payments based on actual interest rate terms under our credit facilities, with available commitments of $510 million under the Company's senior secured revolving credit facility (the “Corporate Credit Facility”) and available commitments of $200 million under the Company's special purpose vehicle financing credit facility (the “SPV Credit Facility”), and our anticipated drawdowns from our credit facilities, (b) our actual interest rate terms under the SBA-guaranteed debentures issued by each of Capital Southwest SBIC I, LP and Capital Southwest SBIC II, LP (the "SBA Debentures") and our anticipated drawdowns of the SBA Debentures, and (c) our estimated annual interest payments, based on actual interest rate terms, on the 5.125% convertible notes due 2029 (the "2029 Convertible Notes") and the 5.950% notes due 2030 (the “September 2030 Notes”). As of June 30, 2026, we had $280.0 million in borrowings outstanding under our Corporate Credit Facility, $113.0 million outstanding under our SPV Credit Facility, $265.0 million outstanding under the SBA Debentures, $230.0 million in aggregate principal of the 2029 Convertible Notes outstanding, and $350.0 million in aggregate principal of the September 2030 Notes outstanding. Any future issuances of debt securities will be made at the discretion of management and our board of directors after evaluating the investment opportunities and economic situation of the Company and the market as a whole.
(6)Income tax benefit relates to the accrual of (a) deferred and current tax provision/(benefit) for U.S. federal income taxes and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Income tax [provision] represents the estimated annual income tax expense of CSWC and its consolidated subsidiaries based on actual income tax expense for the quarter ended June 30, 2026.
(7)Acquired fund fees and expenses represent the estimated annual indirect expense incurred due to our equity investment in CapTrin Partners, LLC ("CapTrin"), our unconsolidated joint venture with Trinity Capital Inc., based upon the actual amount of fees and expenses incurred during the quarter ended June 30, 2026. During the quarter ended June 30, 2026, such expenses included organizational expenses associated with the formation of CapTrin, which have not been annualized.

Sales Load [Percent]	1.50%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.25%
Other Transaction Expense 2 [Percent]	0.00%
Annual Expenses [Table Text Block]

Shareholder Transaction Expenses:
Sales load (as a percentage of offering price)	1.50%	(1)
Offering expenses (as a percentage of offering price)	0.25%	(2)
Dividend reinvestment plan expenses	—%	(3)
Total shareholder transaction expenses (as a percentage of offering price)	1.75%

Annual Expenses (as a percentage of net assets attributable to common stock for the fiscal quarter ended June 30, 2026):
Operating expenses	2.86%	(4)
Interest payments on borrowed funds	8.03%	(5)
Income tax benefit	(0.27)%	(6)
Acquired fund fees and expenses	0.13%	(7)
Total annual expenses	10.75%

(1)Represents the Sales Agents’ commission with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any additional sales of our common stock pursuant to the Prospectus.
(2)The percentage reflects estimated offering expenses for this offering of approximately $4,100,000, of which we have incurred $2,290,000 as of August 5, 2026, and assumes that we sell all $2.0 billion of shares of common stock available under the equity distribution agreements with the Sales Agents.
(3)The expenses of administering our dividend reinvestment plan (“DRIP”) are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.
(4)Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on actual operating expenses for the quarter ended June 30, 2026. We do not have an investment adviser and are internally managed by our executive officers under the supervision of our board of directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants.
(5)Interest payments on borrowed funds represents (a) our estimated annual interest payments based on actual interest rate terms under our credit facilities, with available commitments of $510 million under the Company's senior secured revolving credit facility (the “Corporate Credit Facility”) and available commitments of $200 million under the Company's special purpose vehicle financing credit facility (the “SPV Credit Facility”), and our anticipated drawdowns from our credit facilities, (b) our actual interest rate terms under the SBA-guaranteed debentures issued by each of Capital Southwest SBIC I, LP and Capital Southwest SBIC II, LP (the "SBA Debentures") and our anticipated drawdowns of the SBA Debentures, and (c) our estimated annual interest payments, based on actual interest rate terms, on the 5.125% convertible notes due 2029 (the "2029 Convertible Notes") and the 5.950% notes due 2030 (the “September 2030 Notes”). As of June 30, 2026, we had $280.0 million in borrowings outstanding under our Corporate Credit Facility, $113.0 million outstanding under our SPV Credit Facility, $265.0 million outstanding under the SBA Debentures, $230.0 million in aggregate principal of the 2029 Convertible Notes outstanding, and $350.0 million in aggregate principal of the September 2030 Notes outstanding. Any future issuances of debt securities will be made at the discretion of management and our board of directors after evaluating the investment opportunities and economic situation of the Company and the market as a whole.
(6)Income tax benefit relates to the accrual of (a) deferred and current tax provision/(benefit) for U.S. federal income taxes and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Income tax [provision] represents the estimated annual income tax expense of CSWC and its consolidated subsidiaries based on actual income tax expense for the quarter ended June 30, 2026.
(7)Acquired fund fees and expenses represent the estimated annual indirect expense incurred due to our equity investment in CapTrin Partners, LLC ("CapTrin"), our unconsolidated joint venture with Trinity Capital Inc., based upon the actual amount of fees and expenses incurred during the quarter ended June 30, 2026. During the quarter ended June 30, 2026, such expenses included organizational expenses associated with the formation of CapTrin, which have not been annualized.

Interest Expenses on Borrowings [Percent]	8.03%
Acquired Fund Fees and Expenses [Percent]	0.13%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	2.86%
Other Annual Expense 2 [Percent]	(0.27%)
Total Annual Expenses [Percent]	10.75%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. These amounts assume (1) a 1.50% sales load (Sales Agents discounts and commissions) and (2) offering expenses totaling 0.25%.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming 5.0% annual return	$125	$318	$489	$839
	The example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses may be greater or less than those shown. While the example assumes, as required by the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. In addition, while the example assumes reinvestment of all dividends at NAV, participants in our DRIP will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by the average purchase price of all shares of common stock purchased by the administrator of the DRIP in the event that shares are purchased in the open market to satisfy the share requirements of the DRIP, which may be at, above or below NAV. See “Dividend Reinvestment Plan” in the Base Prospectus for additional information regarding our DRIP.
Expense Example, Year 01	$ 125
Expense Example, Years 1 to 3	318
Expense Example, Years 1 to 5	489
Expense Example, Years 1 to 10	$ 839
Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever there is a reference to fees or expenses paid by “you,” “us” or “CSWC,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as investors in us.
Other Transaction Fees, Note [Text Block]	The percentage reflects estimated offering expenses for this offering of approximately $4,100,000, of which we have incurred $2,290,000 as of August 5, 2026, and assumes that we sell all $2.0 billion of shares of common stock available under the equity distribution agreements with the Sales Agents.The expenses of administering our dividend reinvestment plan (“DRIP”) are included in operating expenses. The DRIP does not allow shareholders to sell shares through the DRIP. If a shareholder wishes to sell shares they would be required to select a broker of their choice and pay any fees or other costs associated with the sale.
Other Expenses, Note [Text Block]	Operating expenses in this table represent the estimated annual operating expenses of CSWC and its consolidated subsidiaries based on actual operating expenses for the quarter ended June 30, 2026. We do not have an investment adviser and are internally managed by our executive officers under the supervision of our board of directors. As a result, we do not pay investment advisory fees, but instead we pay the operating costs associated with employing investment management professionals including, without limitation, compensation expenses related to salaries, discretionary bonuses and restricted stock grants. Income tax benefit relates to the accrual of (a) deferred and current tax provision/(benefit) for U.S. federal income taxes and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Income tax [provision] represents the estimated annual income tax expense of CSWC and its consolidated subsidiaries based on actual income tax expense for the quarter ended June 30, 2026.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired fund fees and expenses represent the estimated annual indirect expense incurred due to our equity investment in CapTrin Partners, LLC ("CapTrin"), our unconsolidated joint venture with Trinity Capital Inc., based upon the actual amount of fees and expenses incurred during the quarter ended June 30, 2026. During the quarter ended June 30, 2026, such expenses included organizational expenses associated with the formation of CapTrin, which have not been annualized.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
Our common stock is traded on the Nasdaq Global Select Market under the symbol “CSWC.”

The following table sets forth, for each fiscal quarter within the two most recently completed fiscal years and subsequent interim periods, the range of high and low selling prices of our common stock as reported on the Nasdaq Global Select Market, as applicable, and the sales price as a percentage of the NAV per share of our common stock.

		Price Range
	NAV (1)	High	Low	Premium (Discount) of High Sales Price to NAV (2)	Premium (Discount) of Low Sales Price to NAV (2)

Year ending March 31, 2027
Second Quarter (through August 5, 2026)	*	$24.86	$23.14	*	*
First Quarter	$16.61	24.43	21.73	47.09%	30.79%
Year ended March 31, 2026
Fourth Quarter	$16.69	23.84	21.17	42.84%	26.84%
Third Quarter	16.75	22.52	19.37	34.43	15.64
Second Quarter	16.62	23.49	21.69	41.34	30.51
First Quarter	16.59	22.49	17.46	35.56	5.24
Year ended March 31, 2025
Fourth Quarter	$16.70	$23.86	$21.23	42.87%	27.13%
Third Quarter	16.59	25.90	20.68	56.12	24.65
Second Quarter	16.59	27.23	22.70	64.14	36.83
First Quarter	16.60	27.22	24.08	63.98	45.06

(1)NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)Calculated as the respective high or low share price divided by NAV and subtracting 1.
	* NAV has not yet been determined.
Lowest Price or Bid		$ 23.14	$ 21.73	$ 21.17	$ 19.37	$ 21.69	$ 17.46	$ 21.23	$ 20.68	$ 22.70	$ 24.08
Highest Price or Bid		$ 24.86	$ 24.43	$ 23.84	$ 22.52	$ 23.49	$ 22.49	$ 23.86	$ 25.90	$ 27.23	$ 27.22
Highest Price or Bid, Premium (Discount) to NAV [Percent]			47.09%	42.84%	34.43%	41.34%	35.56%	42.87%	56.12%	64.14%	63.98%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			30.79%	26.84%	15.64%	30.51%	5.24%	27.13%	24.65%	36.83%	45.06%
NAV Per Share			$ 16.61	$ 16.69	$ 16.75	$ 16.62	$ 16.59	$ 16.70	$ 16.59	$ 16.59	$ 16.60